Operating Expenses - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (23,247)	€ (20,417)
Cost of sales	(118,056)	(95,170)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,397)	(3,413)
Personnel costs	(40,388)	(33,461)
Cost of materials	(54,877)	(41,568)
Properties & buildings maintenance, occupancy and incidental costs	(6,613)	(4,270)
Logistic expenses	(1,289)	(1,007)
IT & Consulting	(8,221)	(6,401)
Other	€ (2,271)	€ (5,052)